SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of variable interest entities
Name of the Subsidiaries Owned by VIEs	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Tianjin Mingdajiahe Real Estate Corporation Yangzhou Branch	10/18/2017	Yangzhou, China	100%
Tianjin Mingdajiahe Real Estate Corporation Suzhou Branch	10/13/2017	Suzhou, China	100%
Xi She (Tianjin) Business Management Co. Ltd.	10/20/2017	Tianjin, China	100%
Xi She (Tianjin) Wen Hua Chuan Mei Co Ltd.	7/25/2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co. Ltd.	3/9/2018	Tianjin, China	51%

Shchedule of estimated usefule life of fixed assets
Classification	Estimated Usefule Life
Office Equipment and Fixtures	3 or 5 years
Computers	3 or 5 years
Software	10 years
Vehicles	5 years

Schedule of basic and diluted loss per share
	2018	2017	2016
Numerator for earnings per share:
Net (loss) income attributable to the Company's common shareholders	$(515,971)	$1,167,002	$996,550
Denominator for basic and diluted earnings per share:
Basic weighted average common shares *	10,400,408	10,380,000	10,380,000
Per share amount
Per share - basic and diluted	$(0.05)	$0.11	$0.10

* Prior to the formation of MDJM, VIE issued 10,380,000 ordinary shares to its shareholders. Each shareholder of VIE was expected to receive MDJM's share at one to one ratio. On January 26, 2018, MDJM issued 10,380,000 ordinary shares to entities controlled by the shareholders of Mingda Tianjin. All references to numbers of ordinary shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect such issuance of shares on a retrospective basis from the earliest period presented.

Schedule of foreign currency translation
	December 31,
US$ Exchange Rate	2018	2017	2016

Year end RMB	6.8778	6.5075	6.9445
Annual average RMB	6.6187	6.7588	6.6444